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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [_]; Amendment Number:
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72211

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:

/s/ Alex R. Lieblong
-------------------------
Alex R. Lieblong               Little Rock, AR              May 16, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:   None.

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                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total:  $136,718
                                         (thousands)

List of Other Included Managers:         None.

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                           FORM 13F INFORMATION TABLE

                                                                                                                 Voting Authority
                                                                                                              ----------------------
                                                              Value               Sh/Prn  Investment  Other
Name                           Title of Class      Cusip     (x1000)    Shares   Put/Call Discretion Managers    Sole    Shared None
----------------------------  ---------------- ------------ --------- ---------- -------- ---------- -------- --------- ------- ----
ADVANCE AMER CASH ADVANCE CT  COM               00739W-10-7      $956    180,367    SH      Sole     N/A        180,367
ASSURED GUARANTY LTD          COM               G0585R-10-6    $3,312    222,300    SH      Sole     N/A        222,300
BANK OF AMERICA CORPORATION   COM               060505-10-4   $18,482  1,386,530    SH      Sole     N/A      1,386,530
CHARTER COMMUNICATIONS INC D  CL A NEW          16117M-30-5   $15,189    300,000    SH      Sole     N/A        300,000
CITIZENS REPUBLIC BANCORP IN  COM               174420-10-9       $89    100,000    SH      Sole     N/A        100,000
COMCAST CORP NEW              CL A SPL          20030N-20-0   $11,378    490,000    SH      Sole     N/A        490,000
DIREXION SHS ETF TR           20YR TRES BEAR    25459W-53-2    $1,093     25,000    SH      Sole     N/A         25,000
EBAY INC                      COM               278642-10-3    $5,277    170,000    SH      Sole     N/A        170,000
FELCOR LODGING TR INC         PFD CV A $1.95    31430F-20-0       $54      2,000    SH      Sole     N/A          2,000
FLY LEASING LTD               SPONSORED ADR     34407D-10-9      $672     48,590    SH      Sole     N/A         48,590
HOME BANCSHARES INC           COM               436893-20-0    $9,268    407,365    SH      Sole     N/A        407,365
LAKES ENTMNT INC              COM               51206P-10-9    $1,975    731,500    SH      Sole     N/A        731,500
LEVEL 3 COMMUNICATIONS INC    COM               52729N-10-0    $1,617  1,100,000    SH      Sole     N/A      1,100,000
MELA SCIENCES INC             COM               55277R-10-0    $2,307    655,400    SH      Sole     N/A        655,400
PROSHARES TR                  PSHS ULTSH 20YRS  74347R-29-7    $1,310     35,000    SH      Sole     N/A         35,000
RADIAN GROUP INC              COM               750236-10-1    $7,791  1,144,000    SH      Sole     N/A      1,144,000
REPUBLIC SVCS INC             COM               760759-10-0   $10,523    350,300    SH      Sole     N/A        350,300
UNITED CONTL HLDGS INC        COM               910047-10-9    $6,897    300,000    SH      Sole     N/A        300,000
WELLS FARGO & CO NEW          COM               949746-10-1   $38,528  1,215,000    SH      Sole     N/A      1,215,000